                                                                                                                        April 3, 2017

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	BNY Mellon Funds Trust (the "Trust")
1933 Act Registration No. 333-34844
1940 Act Registration No. 811-09903
- BNY Mellon Income Stock Fund (the "Fund")

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus for Class T shares of the above-referenced Fund and Statement of Additional Information (the "SAI") that would have been filed under paragraph (b) or (c) of this section do not differ from those contained in the most recent amendment, Post-Effective Amendment No. 64  to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 24, 2017, with the exception of the Supplements to the Class T Prospectus and SAI dated March 31, 2017 and filed on March 31, 2017 under SEC Accession No. 0001111565-17-000052.

Please address any comments or questions to my attention at (212) 922-6754.

Sincerely,

/s/ Joseph M. Chioffi Joseph M. Chioffi Vice President and Assistant Secretary